GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
Grant receivables	$ 1,182	$ 3,957
Deferred expenses	87
Other receivables	65	26
Grants receivable and other current assets	$ 1,334	$ 3,983